Income and Expenses - Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Groups average expected tax rate	12.70%	13.90%	13.60%
Accounting loss before income tax	SFr (88,695)	SFr (38,643)	SFr (18,524)
Taxes at weighted average income tax	11,294	5,380	2,521
Effect of unrecorded tax losses	(10,520)	(4,468)	(1,869)
Effect of non deductible expenses	(6,041)	(968)	(679)
Effect of non-taxable income	5,103
Effect of other items	57
Total tax expense	SFr (107)	SFr (55)	SFr (27)